Vessel Operating and Supervision Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Vessel Operating and Supervision Costs
Crew wages and vessel management employee costs	$ 20,548	$ 19,733	$ 40,936	$ 39,344
Technical maintenance expenses	7,583	8,597	17,304	17,125
Other vessel operating expenses	4,474	5,028	9,417	9,859
Total	$ 32,605	$ 33,358	$ 67,657	$ 66,328